Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note F—Debt
The table below presents the Company’s debt balances:

	March 31, 2022	December 31, 2021
Convertible Notes	$200,000	$200,000
Bank of America Senior Revolver	—	—
D&O Financing Loan	3,074	4,233

Total debt	203,074	204,233

Less: unamortized issuance costs	9,147	9,636

Total debt, net	193,927	194,597

Less: current portion	3,074	4,233

Long-term debt, net	$190,853	$190,364

Bank of America Senior Revolver
On December 7, 2021 (the “
Closing Date
”), the Company entered into a new senior credit agreement with Bank of America, N.A. (the
“Bank of America Credit Agreement”
), providing the Company with a $50.0 million senior secured revolving credit facility (the
“Senior Revolver”
). Proceeds from the Senior Revolver will be used to fund working capital needs, capital expenditures, and other general corporate purposes. The Senior Revolver matures on December 7, 2025 (the
“Maturity Date”
).
The Senior Revolver is secured by a pledge of 100% of the equity of certain of the Company’s wholly owned subsidiaries and a security interest in substantially all of the Company’s tangible and intangible assets. The Senior Revolver includes borrowing capacity available for letters of credit and for borrowings on same-day
notice, referred to as the “swing loans.” Any issuance of letters of credit or making of a swing loan will reduce the amount available under the revolving credit facility. The Company may increase the commitments under the Senior Revolver in an aggregate amount of up to the greater of $18.8 million or 100% of consolidated adjusted EBITDA plus any additional amounts so long as certain conditions, including compliance with the applicable financial covenants for such period, in each case on a pro forma basis, are satisfied.
Borrowings under the Senior Revolver bear interest, at the Company’s option, at:

(i)
A Base Rate plus a Base Rate Margin of 2.00%. Base Rate is a fluctuating rate per annum equal to the higher of (a) the Federal Funds Rate plus 0.50%, (b) the prime rate of Bank of America, N.A., and (c) Bloomberg Short-Term Yield Index (“
BSBY
”) Rate plus 1.00%; or

(ii)	The BSBY Rate plus a BSBY Margin of 1.00%.
The Base Rate Margin and BSBY Margin are subject to adjustment based on the Company’s Secured Net Leverage Ratio after March 31, 2022. The Company is also required to pay unused commitment fees and letter of credit fees under the Bank of America Credit Agreement.
The Bank of America Credit Agreement requires the Company to meet certain financial and other covenants. As of March 31, 2022, the Company remained compliant with the covenant requirements.

As of March 31, 2022, the Company had not drawn on the Line of Credit. Unamortized debt issuance costs of $511 were recorded on the balance sheet and are presented in other non-current
assets.
Convertible Notes
Upon consummation of the Merger, the Company issued $200.0 million of unsecured convertible notes (the
“Convertible Notes”
) to certain investors. The Convertible Notes bear interest at a rate of 6.0% per annum, payable semi-annually, and not including any interest payments that are settled with the issuance of shares, are convertible into 17,391,304 shares of the Company’s common stock at an initial Conversion Price of $11.50. The Conversion Price is subject to adjustments, including but not limited to, a Conversion Rate Reset 180 days after November 30, 2021 should certain daily volume-weighted average price thresholds be met. The Convertible Note financing matures on December 15, 2026.
The Company may, at its election, force conversion of the Convertible Notes after December 15, 2022 and prior to October 7, 2026 if the trading price of the Company’s common stock exceeds 130% of the conversion price for 20 out of the preceding 30 trading days and the
30-day
average daily trading volume ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to $3.0 million for the first two years after the initial issuance of the Convertible Notes and $2.0 million thereafter. Upon such conversion, the Company will be obligated to pay all regularly scheduled interest payments, if any, due on the converted Convertible Notes on each interest payment date occurring after the conversion date for such conversion to, but excluding, the maturity date (such interest payments, an “
Interest Make-Whole Payments
”). In the event that a holder of the Convertible Notes elects to convert the Convertible Notes (a) prior to December 15, 2024, the Company will be obligated to pay an amount equal to twelve months of interest or (b) on or after December 15, 2024 but prior to December 15, 2025, any accrued and unpaid interest plus any remaining amounts that would be owed up to, but excluding, December 15, 2025. The Interest Make-Whole Payments will be payable in cash or shares of the common stock at the Company’s election, as set forth in the Indenture.
Following certain corporate events that occur prior to the maturity date or if the Company exercises its mandatory conversion right in connection with such corporate events, the conversion rate will be increased in certain circumstances for a holder who elects, or has been forced, to convert its Convertible Notes in connection with such corporate events.
If a Fundamental Change (as defined in the Convertible Note indenture) occurs prior to the maturity date, holders of the Convertible Notes will have the right to require the Company to repurchase all or any portion of their Convertible Notes in principal amounts of $1,000 or an integral multiple thereof, at a repurchase price equal to the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.
The Convertible Notes require the Company to meet certain financial and other covenants. As of March 31, 2022, the Company was in compliance with all covenants.
As of March 31, 2022, the Company has an outstanding balance of $200.0 million related to the Convertible Notes, which is recorded on the balance sheet net of approximately $9.1 million of unamortized debt issuance costs.
D&O Financing Loan
On December 8, 2021, the Company entered into a $4,233 loan (the
“D&O Financing Loan”
) with AFCO Credit Corporation to finance the Company’s directors and officers insurance premium. The D&O Financing Loan has an interest rate of 1.50% per annum and a maturity date of December 8, 2022.

Note I—Debt
Predecessor Debt
Columbia Bank Line of Credit
On December 22, 2008, the Predecessor entered into a financing arrangement with Columbia Bank (“
Line of Credit
”) for an amount not exceeding $350 to support the growth in accounts receivables. The Line of Credit was due on demand. Following an amendment in 2012, the Line of Credit was increased to $4.5 million. Under the terms of the agreement, the Predecessor could borrow up to the lesser of $4.5 million, or 90% of eligible accounts receivable, with a variable interest rate at the prime rate plus 1% with a floor of 5%. The Line of Credit provided for standard covenants for tangible net worth and a debt coverage ratio and was secured by an interest in accounts receivables, inventory, general intangibles, machinery and equipment pledged by the Predecessor. This Line of Credit arrangement was paid off in full and terminated on January 23, 2019 through a principal repayment of $2.0 million and interest repayment of $32 using proceeds from the BB&T Line of Credit.
BB&T Line of Credit
On January 22, 2019, the Predecessor entered into a line of credit arrangement with Branch Banking and Trust Company (“
BB&T
”), later renamed Truist Bank, for an amount not to exceed $10.0 million with a maturity date of January 22, 2021. The maturity date was extended to June 15, 2022 through an amendment executed on March 16, 2020.
The BB&T Line of Credit initially bore an interest at Prime Rate plus 0.25% which was changed to London Interbank Offered Rate (“LIBOR”) rate plus 2.25% through the amendment executed on March 16, 2020. The BB&T Line of Credit is secured by collateral consisting of personal property of the Predecessor such as accounts receivables, inventory, equipment, financial instruments, etc. In addition to interest, the agreement also includes an annual commitment fee and working capital solutions services fee of 0.125% per year.

The BB&T Line of Credit arrangement was paid off in full on December 15, 2020 through a principal repayment of $2.0 million and interest repayment of $4.
Successor Debt
The table below presents the Successor’s debt balances:

	Successor
	December 31, 2021	December 31, 2020
Convertible Notes	$200,000	$—
Bank of America Senior Revolver	—	—
Antares Capital Term Loan	—	110,000
Antares Capital Revolving Credit Facility	—	—
D&O Financing Loan	4,233	—

Total debt	204,233	110,000

Less: unamortized issuance costs	9,636	3,006

Total debt, net	194,597	106,994

Less: current portion	4,233	1,100

Long-term debt, net	$190,364	$105,894

Antares Capital Credit Agreement
On December 21, 2020, the Company entered into a credit agreement with Antares Capital (the “
Antares Capital Credit Agreement
”). The Antares Capital Credit Agreement includes the following, collectively referred to as the “
Loans
”:

(i)
A $110.0 million term loan (the “
Antares Capital Term Loan
”) that matures on December 21, 2026. Proceeds from the loan were used to finance the acquisition of ProModel, settle promissory notes, pay acquisition-related costs, fund working capital needs and other general corporate purposes.

(ii)
A $15.0 million revolving credit facility (the “
Antares Capital Revolving Credit Facility
”) that matures on December 21, 2026. The revolving credit facility will be used to fund working capital needs, and other general corporate purposes. The Company had not drawn on the revolving credit facility as of December 31, 2020.

The interest rates on the Loans can be based on LIBOR rates or Base rates at the Company’s discretion. The interest payable is as follows:

(i)	For LIBOR rate loans, the interest payable is the higher of (a) 1.00% per annum and (b) LIBOR rate plus 5.00% (as applicable margin).

(ii)
For Base rate loans, the interest payable is the Base Rate plus 4.00% (as applicable margin). Base Rate is a fluctuating rate per annum equal to the highest of (a) the Federal Funds Rate plus 0.50%, (b) the Prime Rate and
(c) one-month
Eurocurrency Rate plus 1.00%

The Company could prepay the Loans at any time without any premium or penalty; however, the minimum amount of prepayment
~~f~~
or the Antares Capital Term Loan and the Antares Capital Revolving Credit Facility is

$250 and $100, respectively. In addition, the Antares Capital Term Loan is to be repaid quarterly in principal payments of $275 with the first repayment starting on March 31, 2021.
Upon consummation of the Merger on December 7, 2021, aggregated gross proceeds were partially used to fund the $114,393 repayment of the Loans, including accrued interest of $136. The Company recognized a loss of $2,881 on the consolidated statements of operations for the extinguishment of the Loans related to the remaining unamortized debt issuance costs.
The Antares Capital Credit Agreement required the Company to meet certain financial and other covenants. The Company was in compliance with all covenants through the extinguishment of the Loans.
Promissory Notes
On June 19, 2020, the Company issued a promissory note (“
Promissory Note 1
”) to AE Industrial Partners Fund II LP and its subsidiaries for a total sum of $15.2 million with a maturity date of June 30, 2021. Promissory Note 1 was issued to obtain funds for the acquisition of NuWave. Promissory Note 1 bore interest at 2.10% compounded annually. On August 31, 2020, the Company paid off Promissory Note 1 through a principal repayment of $15.2 million and interest payment of $65.
On August 31, 2020, the Company issued a guarantee note (“
Guarantee Note 1
”) to Silicon Valley Bank (“
SVB
”) for a total sum of $15.2 million with a maturity date of August 31, 2020. Guarantee Note 1 bore interest at 2.75% compounded annually. On December 21, 2020, the Company paid off Guarantee Note 1 through a principal repayment of $15.2 million and interest payment of $122.
On October 23, 2020, the Company issued a promissory note (“
Promissory Note 2
”) to SVB for a total sum of $29.2 million with a maturity date of October 23, 2021. Promissory Note 2 was issued to obtain funds for the acquisition of PCI. Promissory Note 2 bore interest at 2.75% compounded annually. On December 21, 2020, the Company paid off Promissory Note 2 through a principal repayment of $29.2 million and interest payment of $138.
On December 2, 2020, the Company issued a promissory note (“
Promissory Note 3
”) to SVB for a total sum of $31.7 million with a maturity date of October 2, 2021. Promissory Note 3 was issued to obtain funds for the acquisition of Open Solutions. Promissory Note 3 bore interest at 2.75% compounded annually. On December 21, 2020, the Company paid off the Promissory Note 3 through a principal repayment of $31.7 million and interest payment of $48.
Bank of America Senior Revolver
On December 7, 2021 (the “
Closing Date
”), the Company entered into a new senior credit agreement with Bank of America, N.A., (the
“Bank of America Credit Agreement”
), providing the Company with a $50.0 million senior secured revolving credit facility (the
“Senior Revolver”
). Proceeds from the Senior Revolver will be used to fund working capital needs, capital expenditures, and other general corporate purposes. The Senior Revolver matures on December 7, 2025 (the “Maturity Date”).
The Senior Revolver is secured by a pledge of 100% of the equity of certain of the Company’s wholly owned subsidiaries and a security interest in substantially all of the Company’s tangible and intangible assets. The Senior Revolver includes borrowing capacity available for letters of credit and for borrowings on same-day
notice, referred to as the “swing loans.” Any issuance of letters of credit or making of a swing loan will reduce the amount available under the revolving credit facility. The Company may increase the commitments under the Senior Revolver in an aggregate amount of up to the greater of $18.8 million or 100% of consolidated adjusted EBITDA plus any additional amounts so long as certain conditions, including compliance with the applicable financial covenants for such period, in each case on a pro forma basis, are satisfied.
Borrowings under the Senior Revolver bear interest, at the Company’s option, at:

(i)
A Base Rate plus a Base Rate Margin of 2.00%. Base Rate is a fluctuating rate per annum equal to the higher of (a) the Federal Funds Rate plus 0.50%, (b) the prime rate of Bank of America, N.A., and (c) Bloomberg Short-Term Yield Index (“
BSBY
”) Rate plus 1.00%; or

(ii)	The BSBY Rate plus a BSBY Margin of 1.00%.
The Base Rate Margin and BSBY Margin are subject to adjustment based on the Company’s Secured Net Leverage Ratio after March 31, 2022. The Company is also required to pay unused commitment fees and letter of credit fees under the Bank of America Credit Agreement.
The Bank of America Credit Agreement requires the Company to meet certain financial and other covenants. As of December 31, 2021, the Company remained compliant with the covenant requirements.
As of December 31, 2021, the Company had not drawn on the Line of Credit. Unamortized debt issuance costs of $545 were recorded on the balance sheet and are presented in Other non-current
assets.
Convertible Notes
Upon consummation of the Merger, the Company issued $200.0 million of unsecured convertible notes (the “Convertible Notes”) to certain investors. The Convertible Notes bear interest at a rate of 6.0% per annum, payable semi-annually, and not including any interest payments that are settled with the issuance of shares, are convertible into 17,391,304 shares of the Company’s common stock at an initial Conversion Price of $11.50. The Conversion Price is subject to adjustments, including but not limited to, a Conversion Rate Reset 180 days after December 7, 2021 should certain daily volume-weighted average price thresholds be met. The Convertible Note financing matures on December 7, 2026.
The Company may, at its election, force conversion of the Convertible Notes after December 15, 2022 if the trading price of the Company’s common stock exceeds 130% of the conversion price for 20 out of the preceding 30 trading days and
30-day
average daily trading volume ending on, and including, the last trading day of the applicable exercise period is greater than or equal to $3.0 million for the first two years after the initial issuance of the Convertible Notes and $2.0 million thereafter. Upon such conversion, the Company will be obligated to pay all regularly scheduled interest payments, if any, due on the converted Convertible Notes on each interest payment date occurring after the conversion date for such conversion to, but excluding, the maturity date (such interest payments, an “
Interest Make-Whole Payments
”). In the event that a holder of the Convertible Notes elects to convert the Convertible Notes (a) prior to December 15, 2024, the Company will be obligated to pay an amount equal to twelve months of interest or (b) on or after December 15, 2024 but prior to December 15, 2025, any accrued and unpaid interest plus any remaining amounts that would be owed up to, but excluding, December 15, 2025. The Interest Make-Whole Payments will be payable in cash or shares of the common stock at the Company’s election, as set forth in the Indenture.
Following certain corporate events that occur prior to the maturity date or if the Company exercises its mandatory conversion right in connection with such corporate events, the conversion rate will be increased in certain circumstances for a holder who elects, or has been forced, to convert its Convertible Notes in connection with such corporate events.
If a Fundamental Change (as defined in the Convertible Note indenture) occurs prior to the maturity date, holders of the Convertible Notes will have the right to require the Company to repurchase all or any portion of their Convertible Notes in principal amounts of $1,000 or an integral multiple thereof, at a repurchase price equal to the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.
The Convertible Notes require the Company to meet certain financial and other covenants. As of December 31, 2021, the Company was in compliance with all covenants.
As of December 31, 2021, the Company has an outstanding balance of $200.0 million related to the Convertible Notes, which is recorded on the balance sheet net of approximately $9.6 million of unamortized debt issuance costs.
D&O Financing Loan
On December 8, 2021, the Company entered into a $4,233 loan (the “D&O Financing Loan”) with AFCO Credit Corporation to finance the Company’s directors and officers insurance premium. The D&O Financing Loan has an interest rate of 1.50% per annum and a maturity date of December 8, 2022.
The maturities of the Company’s debt outstanding as of December 31, 2021 are as follows:

	2022	2023	2024	2025	2026	Total
Total	$4,233	$—	$—	$—	$200,000	$204,233

Interest Expense on Debt
The table below presents interest expense, including the amortization of debt issuance costs, for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Interest expense on debt	$7,762	$616	$1	$127